Income Tax - Schedule of Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income Tax Rate [Abstract]
PRC statutory tax rate	(25.00%)	(25.00%)	(25.00%)
Effect of tax rate differential for non-PRC entities	6.50%	7.10%	7.90%
Effect of non-deductible expenses	1.20%	0.60%	0.10%
Effect of tax-exempt income	(0.10%)
Change in valuation allowance	17.90%	17.30%	17.00%
Actual income tax rate	0.50%	0.00%